Short-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Short-Term Deposits Balance	Short-term deposits balance as of December 31, 2018 and 2019 primarily consist of the following currencies:

	December 31, 2018		December 31, 2019
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	100,000	100,000	500,000	500,000
US$	711,573	4,883,825	894,964	6,243,445

Total		4,983,825		6,743,445